Membership Equity - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2011 Member of Senior Management	Nov. 30, 2007 Rollover Options	Dec. 31, 2011 Rollover Options
Class of Stock [Line Items]
Rollover options converted to options to purchase DJO's common stock							1,912,577
Fair value of vested rollover options							$ 15,200,000
Cash paid upon retirement to former chief executive officer		2,000,000	2,000,000
Shares of vested rollover options cancelled								355,155
Common stock sold, shares	60,753		192,959	93,128	157,959	35,000
Common stock sold, value per share	$ 16.46		$ 16.46	$ 16.46
Net proceeds from stock purchases	$ 1,000,000		$ 3,200,000	$ 1,500,000